Summary of Significant Accounting Policies - Summary of Customers Accounted for 10% or More (Detail) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable [Member] | Byram Healthcare [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more	14.70%	21.80%
Accounts Receivable [Member] | Edgepark Medical Supplies Inc [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more	15.20%	16.40%
Sales Revenue Net [Member] | Byram Healthcare [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more	14.00%	17.20%	10.90%
Sales Revenue Net [Member] | Edgepark Medical Supplies Inc [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more	18.70%	17.80%	16.00%
Sales Revenue Net [Member] | Solara Medical Supplies, Inc. [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more	10.70%
Sales Revenue Net [Member] | CCS Medical [Member]
Concentration Risk [Line Items]
Customers accounted for 10% or more			11.60%